Employee benefit expense	12 Months Ended
Dec. 31, 2022
Classes Of Employee Benefits Expense [Abstract]
Employee benefit expense
19.

Employee benefit expense
The following employee benefit expenses are included in cost of products and services sold, administration, exploration, research and development and property, plant and equipment:
2022 2021
Wages and salaries $ 278,980 $ 236,181
Statutory and company benefits 52,247 43,870
Expenses related to defined benefit plans [note 26] 5,656 5,350
Expenses related to defined contribution plans [note 26] 15,189 12,939
Equity-settled share-based compensation [note 25] 6,859 7,837
Cash-settled share-based compensation [note 25] 24,369 41,839
Total $ 383,300 $ 348,016